Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Accounting fees	$ 28,709	$ 0
Consulting fees (include in office and general)	0	2,500
Interest expense	0	551
Management fees	163,819	53,600
Key management personnel compensation, stock-based compensation	283,194	41,163
Key management personnel compensation	$ 475,722	$ 97,814